Unaudited Quarterly Results (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 65,171	$ 62,464	$ 60,614	$ 54,253	$ 51,127	$ 38,608	$ 37,742	$ 37,428	$ 242,502	$ 162,205	$ 78,402
Operating loss	13,806	12,987	12,049	4,468	7,891	(2,555)	(4,734)	(26,173)	43,310	(25,572)	(100,731)
Net loss	$ (7,373)	$ (353)	$ 800	$ (5,772)	$ (1,068)	$ (10,674)	$ (13,418)	$ (34,564)	$ (12,698)	$ (59,726)	$ (124,835)
Basic loss per share	$ (0.11)	$ (0.01)	$ 0.01	$ (0.08)	$ (0.01)	$ (0.15)	$ (0.19)	$ (0.48)	$ (0.18)	$ (0.83)	$ (2.22)
Diluted loss per share	$ (0.11)	$ (0.01)	$ 0.01	$ (0.08)	$ (0.01)	$ (0.15)	$ (0.19)	$ (0.48)	$ (0.18)	$ (0.83)	$ (2.22)
Basic weighted average common shares outstanding	69,387	72,749	72,494	72,702	71,702	71,936	71,804	71,735		71,794	56,174
Diluted weighted average common shares outstanding	69,387	72,749	74,718	72,702	71,702	71,936	71,804	71,735	71,827	71,794	56,174